UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2012 (Unaudited)

DWS LifeCompass Retirement Fund
	Shares	Value ($)
Equity - Equity Funds 31.9%
DWS Capital Growth Fund "Institutional" (a)	25,645	1,540,010
DWS Core Equity Fund "Institutional" (a)	265,018	4,836,575
DWS Diversified International Equity Fund "Institutional" (a)	323,200	2,230,077
DWS Dreman Mid Cap Value Fund "Institutional" (a)	56,835	675,770
DWS Dreman Small Cap Value Fund "Institutional" (a)	32,125	1,180,281
DWS EAFE Equity Index Fund "Institutional" (a)	239,183	2,932,386
DWS Emerging Markets Equity Fund "Institutional" (a)	79,880	1,276,478
DWS Equity 500 Index Fund "Institutional" (a)	46,621	7,523,761
DWS Equity Dividend Fund "Institutional" (a)	44,332	1,546,731
DWS Global Thematic Fund "Institutional" (a)	36,465	820,091
DWS International Fund "Institutional" (a)	3,570	151,140
DWS Small Cap Core Fund "S"* (a)	44,737	856,711
DWS Small Cap Growth Fund "Institutional"* (a)	34,247	837,669
DWS Technology Fund "Institutional"* (a)	21,577	333,149

Total Equity - Equity Funds (Cost $24,605,023)		26,740,829
Equity-Exchange-Traded Funds 3.7%
iShares MSCI Canada Index Fund	25,909	728,302
iShares MSCI United Kingdom Index Fund	59,790	1,057,087
iShares S&P U.S. Preferred Stock Index Fund	10,560	421,555
SPDR Barclays Capital Convertible Securities Fund	21,420	853,373

Total Equity-Exchange-Traded Funds (Cost $2,751,153)		3,060,317
Fixed Income - Bond Funds 62.7%
DWS Core Fixed Income Fund "Institutional" (a)	1,759,601	17,824,763
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	254,779	856,058
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	75,415	852,195
DWS Enhanced Global Bond Fund "S" (a)	929,661	9,733,555
DWS Global High Income Fund "Institutional" (a)	121,571	859,510
DWS Global Inflation Fund "Institutional" (a)	227,345	2,568,995
DWS High Income Fund "Institutional" (a)	436,841	2,144,888
DWS U.S. Bond Index Fund "Institutional" (a)	1,601,825	17,812,290

Total Fixed Income - Bond Funds (Cost $52,479,391)		52,652,254
Market Neutral Fund 1.0%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $847,931)	88,734	859,830
Fixed Income - Money Market Fund 0.5%
Central Cash Management Fund, 0.17% (a) (b) (Cost $424,141)	424,141	424,141

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $81,107,639) †	99.8	83,737,371
Other Assets and Liabilities, Net	0.2	193,357

Net Assets	100.0	83,930,728

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $81,574,235.  At November 30, 2012, net unrealized appreciation for all securities based on tax cost was $2,163,136.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,450,355 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,287,219.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.

A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2012 is as follows:

Affiliate	Value ($) at 8/31/2012	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 11/30/2012
DWS Capital Growth Fund	2,004,694	—	460,000	24,374	—	—	1,540,010
DWS Core Equity Fund	5,113,265	16,678	445,000	(2,929)	16,678	—	4,836,575
DWS Diversified International Equity Fund	2,160,972	—	60,000	(1,684)	—	—	2,230,077
DWS Dreman Mid Cap Value Fund	835,309	—	187,500	13,603	—	—	675,770
DWS Dreman Small Cap Value Fund	1,603,607	—	465,000	11,096	—	—	1,180,281
DWS EAFE Equity Index Fund	2,202,007	575,000	—	—	—	—	2,932,386
DWS Emerging Markets Equity Fund	1,305,988	10,000	105,000	(15,733)	—	—	1,276,478
DWS Equity 500 Index Fund	7,437,823	32,951	—	—	32,951	—	7,523,761
DWS Equity Dividend Fund	2,347,534	11,159	797,500	86,401	11,159	—	1,546,731
DWS Global Thematic Fund	820,942	—	30,000	(7,594)	—	—	820,091
DWS International Fund	143,679	—	—	—	—	—	151,140
DWS Small Cap Core Fund	—	850,000	—	—	—	—	856,711
DWS Small Cap Growth Fund	1,282,759	—	440,000	12,414	—	—	837,669
DWS Technology Fund	861,200	—	490,000	161,406	—	—	333,149
DWS Core Fixed Income Fund	18,588,809	117,704	970,000	(68,187)	117,704	—	17,824,763
DWS Enhanced Commodity Strategy Fund	877,065	48,234	40,000	(11,872)	13,234	—	856,058
DWS Enhanced Emerging Markets Fixed Income Fund	880,881	17,968	75,000	570	7,968	—	852,195
DWS Enhanced Global Bond Fund	8,882,785	614,537	—	—	54,537	—	9,733,555
DWS Global High Income Fund	565,555	324,351	40,000	307	14,351		859,510
DWS Global Inflation Fund	2,603,157	31,424	100,000	149	1,424		2,568,995
DWS High Income Fund	2,518,389	38,119	435,000	4,409	38,119	—	2,144,888
DWS U.S. Bond Index Fund	18,521,299	116,407	775,000	2,330	116,407	—	17,812,290
DWS Disciplined Market Neutral Fund	876,997	5,000	30,000	(105)	—	—	859,830
Central Cash Management Fund	897,700	3,163,395	3,636,954	—	—	—	424,141
	83,332,416	5,972,927	9,581,954	208,955	424,532	—	80,677,054

(b) The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$26,740,829	$—	$—	$26,740,829
Exchange-Traded Funds	3,060,317	—	—	3,060,317
Bond Funds	52,652,254	—	—	52,652,254
Market Neutral Fund	859,830	—	—	859,830
Money Market Funds	424,141	—	—	424,141
Total	$83,737,371	$—	$—	$83,737,371

There have been no transfers between fair value measurement levels during the period ended November 30, 2012.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2013